Transactions with Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Compensation of non-executive directors
	For the year ended December 31,
	2020	2019	2018
Directors’ remuneration	143	147	145
Share-based payments	40	40	40
Total	183	187	185

Compensation of executive director
	For the year ended December 31,
	2020	2019	2018
Short-term employee benefits	1,772	224	235
Total	1,772	224	235